Leases - Schedule of Future Minimum Payments Operating Leases (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Minimum Payments Operating Leases [Abstract]
2025	$ 512,922
2026	302,952
Total lease payments	815,874
Less: imputed interest	(36,254)
Total	$ 779,620	$ 2,403,705